CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Sales, net of value-added tax and related surcharges
Total net revenues	$ 209,558	$ 211,822	$ 166,668
Cost of sales
Total cost of sales	(101,598)	(104,741)	(87,883)
Gross profit	107,960	107,081	78,785
Operating expenses
Selling expenses	(69,848)	(61,460)	(44,717)
General and administrative expenses	(25,478)	(24,919)	(21,253)
Impairment of goodwill		(1,517)
Total operating expenses	(95,326)	(87,896)	(65,970)
Change in fair value in connection with business combination		695	84
Other operating income	6,155	2,968	3,051
Operating income (loss)	18,789	22,848	15,950
Interest income	2,555	2,207	2,522
Interest expenses	(1,021)	(2,819)	(3,331)
Gain from deconsolidation of a subsidiary		6,869
Impairment loss from long-term investments	(910)	(6,920)	(2,835)
Other income		318
Exchange gain (loss)	(5,261)	3,296	2,476
Income before income taxes and loss from equity method investments	14,152	25,799	14,782
Income tax expenses	(5,460)	(8,121)	(2,307)
Loss from equity method investments	(555)	(1,484)	(172)
Net income	8,137	16,194	12,303
Less: Net income (loss) attributable to noncontrolling interests	(2,293)	(5,060)	677
Net income attributable to China Distance Education Holdings Limited	$ 10,430	$ 21,254	$ 11,626
Net income attributable to ordinary shareholders
Basic	$ 0.08	$ 0.16	$ 0.09
Diluted	$ 0.08	$ 0.16	$ 0.09
Weighted average shares used in calculating net income per share
Basic	133,984,929	133,060,900	132,363,620
Diluted	135,232,224	134,138,117	133,117,155
Service [Member]
Sales, net of value-added tax and related surcharges
Total net revenues	$ 159,338	$ 145,917	$ 117,026
Cost of sales
Total cost of sales	(81,976)	(85,252)	(78,936)
Product [Member]
Sales, net of value-added tax and related surcharges
Total net revenues	22,061	27,372	10,213
Cost of sales
Total cost of sales	(19,622)	(19,489)	(8,947)
Others [Member]
Sales, net of value-added tax and related surcharges
Total net revenues	$ 28,159	$ 38,533	$ 39,429